Schedule of exercise prices of outstanding stock options (Details)	1 Months Ended
Sep. 30, 2026 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares	1,857,994
Number of exercisable stock options | shares	1,813,255
Weighted average contractual life ( years)	2 years 8 months 23 days
Weighted average exercise price	$ 2.38
Range 1 [member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares	1,166,661
Number of exercisable stock options | shares	1,166,661
Weighted average contractual life ( years)	2 years 2 months 8 days
Weighted average exercise price	$ 0.94
Range 1 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	0.50
Range 1 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 1.47
Range 2 [member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares	531,333
Number of exercisable stock options | shares	486,594
Weighted average contractual life ( years)	3 years 5 months 26 days
Weighted average exercise price	$ 3.29
Range 2 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	2.84
Range 2 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 3.86
Range 3 [member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares	160,000
Number of exercisable stock options | shares	160,000
Weighted average contractual life ( years)	4 years 2 months 8 days
Weighted average exercise price	$ 9.85
Range 3 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	8.93
Range 3 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 23.69